CERT NYS
File# 1-31573

NYSE

14007694

Edwin Mecabe
Managing Director
Corporate Actions Group

New York Stock Exchange
20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
ed.mecabe@nyse.com

Received SEC

SEP 05 2014

Washington, DC 20549

September 5, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Preferred Stock Purchase Rights of MEDIFAST, INC. under the Exchange Act of 1934.

Sincerely,